New standards or amendments issued (Details)	12 Months Ended
Dec. 31, 2023 MXN ($)
Disclosure of initial application of standards or interpretations [abstract]
Impact of adoption of IAS 12	$ 0
Impact of adoption of IAS 8	$ 0